Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments

The total future minimum lease payments of property management fee and short-term lease under the non-cancellable operating lease with respect to the office as of December 31, 2024 are payable as follows:

Lease Commitment
Within 1 year	80
1-3 years	1
Total	81